Inventories (Details) - Schedule of Inventories - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Schedule of Inventories [Abstract]
Raw materials	$ 1,422,941	$ 1,647,667
Work in process	34,717
Finished goods	327,721	381,739
Total	$ 1,785,379	$ 2,029,406